COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
OceanPal Inc. Predecessor
REVENUES:
Time charter revenues (Note 2(o))	$ 11,342,529	$ 9,410,671	$ 12,370,182
EXPENSES:
Voyage expenses (Note 2(o))	418,022	977,940	1,548,501
Vessel operating expenses (Note 2(p))	6,200,109	8,497,830	5,582,563
Depreciation and amortization of deferred charges (Note 4)	2,192,911	2,151,977	2,479,432
General and administrative expenses (Note 6)	1,104,894	1,265,051	809,205
Management fees to related parties (Note 3)	683,121	756,000	728,300
Vessel Impairment charges (Note 4)			3,047,978
Vessel fair value adjustment (Note 4)		200,500
Other loss/(income)	(9,427)	(241,668)	37,055
Operating income	752,899	(3,795,959)	(1,862,852)
OTHER EXPENSES
Finance costs	(1,916)
Net income and comprehensive income	$ 750,983	$ (3,795,959)	$ (1,862,852)